Supplement to the currently effective Statement of Additional Information for the listed portfolio:

DWS Variable Series II:
         DWS Core Fixed Income VIP

--------------------------------------------------------------------------------

The following information replaces similar disclosure under "Strategic Transactions and Derivatives" in the "Investment Policies and Techniques" section of the portfolio's Statement of Additional Information:

Some Strategic Transactions may also be used to enhance potential gain although, for all Portfolios, except DWS Core Fixed Income VIP, no more than 5% of a Portfolio's assets will be committed to Strategic Transactions entered into for non-hedging purposes, unless permitted by the investment objectives and policies of a Portfolio.


The following supplements information under "Subadvisor to Core Fixed Income VIP" in the "Investment Advisor" section of the portfolio's Statement of Additional Information:

DWS Core Fixed Income VIP's Board approved the termination of Aberdeen Asset Management Inc. ("AAMI") as DWS Core Fixed Income VIP's subadvisor. Effective on or about February 27, 2009, the Advisor will assume all day-to-day advisory responsibilities for DWS Core Fixed Income VIP that were previously delegated to AAMI.


The following information supplements and replaces similar information for the entire portfolio management team of DWS Core Fixed Income VIP contained in the "Management of the Fund" section of the portfolio's Statement of Additional Information. Any information or references to AAMI's compensation of portfolio managers and conflict of interest are hereby deleted.

Fund Ownership of Portfolio Managers

For Portfolios managed by the Advisor or an affiliated Advisor, the following table shows the dollar range of shares owned beneficially and of record by each member of DWS Core Fixed Income VIP's management team in DWS Core Fixed Income VIP as well as in all DWS Funds as a group (i.e. those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of DWS Core Fixed Income VIP's most recent fiscal year.

                                  Dollar Range of
                               Fund Shares Owned in      Dollar Range Of All DWS
Name of Portfolio Manager    DWS Core Fixed Income VIP     Fund Shares Owned
-------------------------    -------------------------     -----------------

Kenneth R. Bowling                     $0                      $1-$10,000
Jamie Guenther                         $0                      $1-$10,000
John Brennan                           $0                          $0
Bruce Harley                           $0                   $10,001-$50,000
J. Richard Robben                      $0                   $10,001-$50,000
David Vignolo                          $0                  $100,001-$500,000
J. Kevin Horsley                       $0                   $10,001-$50,000
Stephen Willer                         $0                   $10,001-$50,000

Conflicts of Interest

In addition to managing the assets of DWS Core Fixed Income VIP, the portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than DWS Core Fixed Income VIP, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of December 31, 2008.

Other SEC Registered Investment Companies Managed:

                              Number of      Total Assets of
                             Registered         Registered         Number of Investment         Total Assets of
Name of                      Investment         Investment         Company Accounts with     Performance-Based Fee
Portfolio Manager             Companies         Companies          Performance-Based Fee           Accounts
-----------------             ---------         ---------          ---------------------           --------

Kenneth R. Bowling                5             $981,953,360                 0                         $0
Jamie Guenther                    5             $981,953,360                 0                         $0
John Brennan                      7           $2,343,865,082                 0                         $0
Bruce Harley                      5             $981,953,360                 0                         $0
J. Richard Robben                 7           $2,343,865,082                 0                         $0
David Vignolo                     5             $981,953,360                 0                         $0
J. Kevin Horsley                  5             $981,953,360                 0                         $0
Stephen Willer                    5             $981,953,360                 0                         $0

Other Pooled Investment Vehicles Managed:

                              Number of                              Number of Pooled
                               Pooled        Total Assets of        Investment Vehicle          Total Assets of
Name of                      Investment     Pooled Investment         Accounts with         Performance-Based Fee
Portfolio Manager             Vehicles           Vehicles         Performance-Based Fee            Accounts
-------]----------             --------           --------         ---------------------            --------

Kenneth R. Bowling                0                 $0                      0                         $0
Jamie Guenther                    0                 $0                      0                         $0
John Brennan                      0                 $0                      0                         $0
Bruce Harley                      0                 $0                      0                         $0
J. Richard Robben                 0                 $0                      0                         $0
David Vignolo                     0                 $0                      0                         $0
J. Kevin Horsley                  0                 $0                      0                         $0
Stephen Willer                    0                 $0                      0                         $0

Other Accounts Managed:

                                                                                                Total Assets of
Name of                    Number of Other    Total Assets of    Number of Other Accounts   Performance-Based Fee
Portfolio Manager              Accounts       Other Accounts    with Performance-Based Fee         Accounts
-----------------              --------       --------------    --------------------------         --------

Kenneth R. Bowling                0                 $0                      0                         $0
Jamie Guenther                    0                 $0                      0                         $0
John Brennan                      0                 $0                      0                         $0
Bruce Harley                      0                 $0                      0                         $0
J. Richard Robben                 0                 $0                      0                         $0
David Vignolo                     0                 $0                      0                         $0
J. Kevin Horsley                  0                 $0                      0                         $0
Stephen Willer                    0                 $0                      0                         $0


               Please Retain This Supplement for Future Reference

March 2, 2009


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